Average Annual Total Returns - AMG Veritas Global Focus Fund	May 24, 2021
Class N
Average Annual Return:
1 Year	8.16%
5 Years	11.44%
10 Years	11.88%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	7.79%
5 Years	11.20%
10 Years	11.73%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.09%
5 Years	9.09%
10 Years	9.91%
Class I
Average Annual Return:
1 Year	8.44%
5 Years	11.72%
10 Years	12.16%